Share-based Compensation - Assumptions (Details) - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate, minimum		0.70%	2.08%
Risk-free interest rate, maximum		0.82%	2.79%
Expected term (in years)	10 years	10 years	10 years
Expected volatility, minimum	50.40%	50.66%	50.30%
Expected volatility, maximum	55.79%	50.96%	51.13%
Expected forfeiture rate (post-vesting)		3.88%	4.19%
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price (US Dollar)		$ 0.3	$ 0.79
Exercise multiple	$ 2.2	2.2	2.2
Risk-free interest rate, minimum	1.13%
Expected forfeiture rate (post-vesting)	2.96%
Fair value of the underlying shares on the date of options grants (US Dollar)	$ 6.25	2.66	1.56
Fair value of share option (US Dollar)	5.78	1.98	1.02
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price (US Dollar)		1.08	1.08
Exercise multiple	$ 2.8	2.8	2.8
Risk-free interest rate, maximum	1.79%
Expected forfeiture rate (post-vesting)	5.83%
Fair value of the underlying shares on the date of options grants (US Dollar)	$ 20.91	3.02	2.66
Fair value of share option (US Dollar)	20.91	$ 2.54	$ 1.98
2015 Plan | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price (US Dollar)	0.2
2015 Plan | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price (US Dollar)	$ 2.88